UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Dwight Asset Management Company LLC
Address:          100 Bank Street, #800
                  Burlington, VT 05401


Form 13F File Number: 028-11912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    KRISTI TATRO
Title:   PARALEGAL
Phone:   (802)383-4105

Signature, Place, and Date of Signing:


/s/ KRISTI TATRO   BURLINGTON, VT    November 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $  14384 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File Number    Name

1                      028-11931               Old Mutual (US) Holdings Inc.


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

COLUMN 1     COLUMN 2        COLUMN 3  COLUMN 4  COLUMN 5             COLUMN 6       COLUMN 7         COLUMN 8

                                                 SHARES
                                                 OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF      TITLE OF        CUSIP      VALUE    PRN AMT PRN   CALL   DISCRETION      MANAGERS   SOLE      SHARED      NONE
ISSUER       CLASS                     ($000)

ISHARES TR MSCI EAFE IDX *   464287465   1862      33895  SH          DEFINED        1          33895
ISHARES TR S&P 500 INDEX *   464287200   9287      81120  SH          DEFINED        1          81120
ISHARES TR RUSSELL 2000 *    464287655   3235      47930  SH          DEFINED        1          47930

